Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Entity Registrant Name	Leju Holdings Ltd
Entity Central Index Key	0001596856
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	136,326,020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
ADSs
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, eachrepresenting one ordinary share, par value $0.001 per share
Trading Symbol	LEJU
Security Exchange Name	NYSE
Ordinary Shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE